Shareholder Report, Average Annual Return (Details) 193209_Yields For You Income Strategy A ETF_TF_TSR Annual {TF}	11 Months Ended	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2025
Yields For You Income Strategy A ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Yields For You Income Strategy A ETF NAV
Average Annual Return, Percent	2.97%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 TR
Average Annual Return, Percent	14.11%